Financial Instruments - Movement of Liabilities Measured at Fair Value Using Valuation Technique With Significant Unobservable Inputs (Level 3) (Detail) - GBP (£) £ in Millions	6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017
Disclosure of fair value measurement of liabilities [line items]
Beginning balance	£ (298,560)
Ending Balance	(300,063)
Level 3 [Member]
Disclosure of fair value measurement of liabilities [line items]
Beginning balance	(69)	£ (80)
Adjustment for the adoption of IFRS 9	0
At 1 January 2018	(69)
Total (losses)/gains recognised in profit/loss, fair value movements	4	(7)
Total (losses)/gains recognised in profit/loss, foreign exchange and other movements	5	5
Transfers in	0
Transfer to held for sale	0
Additions	0
Sales	0
Settlements	15	7
Ending Balance	(45)	(75)
(Losses)/gains recognised in profit or loss on assets and liabilities held at the end of the period	9	(2)
Level 3 [Member] | Fair Value Through P&L [member]
Disclosure of fair value measurement of liabilities [line items]
Beginning balance	(6)	(6)
Adjustment for the adoption of IFRS 9	0
At 1 January 2018	(6)
Total (losses)/gains recognised in profit/loss, fair value movements	0	0
Total (losses)/gains recognised in profit/loss, foreign exchange and other movements	0	0
Transfers in	0
Transfer to held for sale	0
Additions	0
Sales	0
Settlements	0	0
Ending Balance	(6)	(6)
(Losses)/gains recognised in profit or loss on assets and liabilities held at the end of the period	0	0
Level 3 [Member] | Derivative Liabilities [Member]
Disclosure of fair value measurement of liabilities [line items]
Beginning balance	(63)	(74)
Adjustment for the adoption of IFRS 9	0
At 1 January 2018	(63)
Total (losses)/gains recognised in profit/loss, fair value movements	4	(7)
Total (losses)/gains recognised in profit/loss, foreign exchange and other movements	5	5
Transfers in	0
Transfer to held for sale	1
Additions	0
Sales	0
Settlements	15	7
Ending Balance	(38)	(69)
(Losses)/gains recognised in profit or loss on assets and liabilities held at the end of the period	9	(2)
Level 3 [Member] | Liabilities held for sale [member]
Disclosure of fair value measurement of liabilities [line items]
Beginning balance	0	0
Adjustment for the adoption of IFRS 9	0
At 1 January 2018	0
Total (losses)/gains recognised in profit/loss, fair value movements	0	0
Total (losses)/gains recognised in profit/loss, foreign exchange and other movements	0	0
Transfers in	0
Transfer to held for sale	(1)
Additions	0
Sales	0
Settlements	0	0
Ending Balance	(1)	0
(Losses)/gains recognised in profit or loss on assets and liabilities held at the end of the period	£ 0	£ 0